Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The following tables present the regulatory capital ratios as of the dates indicated:

Flagstar Bancorp	Actual		For Capital Adequacy Purposes		Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in millions)
December 31, 2017
Tangible capital (to adjusted avg. total assets)	$1,442	8.51%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted avg. total assets)	1,442	8.51%	$678	4.0%	$848	5.0%
Common equity Tier 1 capital (to RWA)	1,216	11.50%	476	4.5%	688	6.5%
Tier 1 capital (to RWA)	1,442	13.63%	635	6.0%	846	8.0%
Total capital (to RWA)	1,576	14.90%	846	8.0%	1,058	10.0%
December 31, 2016
Tangible capital (to adjusted avg. total assets)	$1,256	8.88%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted avg. total assets)	1,256	8.88%	$566	4.0%	$707	5.0%
Common equity Tier 1 capital (to RWA)	1,084	13.06%	374	4.5%	540	6.5%
Tier 1 capital (to RWA)	1,256	15.12%	498	6.0%	664	8.0%
Total capital (to RWA)	1,363	16.41%	664	8.0%	830	10.0%
N/A - Not applicable.

Flagstar Bank	Actual		For Capital Adequacy Purposes		Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in millions)
December 31, 2017
Tangible capital (to adjusted avg. total assets)	$1,531	9.04%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted avg. total assets)	1,531	9.04%	$677	4.0%	$847	5.0%
Common equity Tier 1 capital (to RWA)	1,531	14.46%	476	4.5%	688	6.5%
Tier 1 capital (to RWA)	1,531	14.46%	635	6.0%	847	8.0%
Total capital (to RWA)	1,664	15.72%	847	8.0%	1,059	10.0%
December 31, 2016
Tangible capital (to adjusted avg. total assets)	$1,491	10.52%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted avg. total assets)	1,491	10.52%	$567	4.0%	$709	5.0%
Common equity Tier 1 capital (to RWA)	1,491	17.90%	375	4.5%	542	6.5%
Tier 1 capital (to RWA)	1,491	17.90%	500	6.0%	667	8.0%
Total capital (to RWA)	1,598	19.18%	667	8.0%	833	10.0%

N/A - Not applicable.